Pension Plan and Employee Benefits - Pension Plan Investment Objectives (FY) (Details) - PENSION BENEFITS	Dec. 31, 2019
Return-seeking
Defined Benefit Plan Disclosure [Line Items]
PERCENT OF TOTAL PLAN ASSETS	50.00%
Domestic equity
Defined Benefit Plan Disclosure [Line Items]
PERCENT OF TOTAL PLAN ASSETS	19.00%
International equity
Defined Benefit Plan Disclosure [Line Items]
PERCENT OF TOTAL PLAN ASSETS	20.00%
Multi-asset credit
Defined Benefit Plan Disclosure [Line Items]
PERCENT OF TOTAL PLAN ASSETS	6.00%
Real estate
Defined Benefit Plan Disclosure [Line Items]
PERCENT OF TOTAL PLAN ASSETS	5.00%
Liability hedging
Defined Benefit Plan Disclosure [Line Items]
PERCENT OF TOTAL PLAN ASSETS	50.00%
Minimum | Return-seeking
Defined Benefit Plan Disclosure [Line Items]
PERCENT OF TOTAL PLAN ASSETS	45.00%
Minimum | Liability hedging
Defined Benefit Plan Disclosure [Line Items]
PERCENT OF TOTAL PLAN ASSETS	45.00%
Maximum | Return-seeking
Defined Benefit Plan Disclosure [Line Items]
PERCENT OF TOTAL PLAN ASSETS	55.00%
Maximum | Liability hedging
Defined Benefit Plan Disclosure [Line Items]
PERCENT OF TOTAL PLAN ASSETS	55.00%